INCOME TAXES (Details Narrative) (USD $)	Mar. 31, 2013	Mar. 31, 2012
Net operating loss carry forward	$ 128,000,000	$ 56,000,000
Federal
Research tax credit carry forward	2,800,000
State
Research tax credit carry forward	$ 200,000